SUBSEQUENT EVENTS	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
SUBSEQUENT EVENTS

NOTE 8 - SUBSEQUENT EVENTS

In accordance with ASC 855, Subsequent Events, the Company has evaluated subsequent events occurring after March 31, 2012 through the date of issuance of the unaudited financial statements.. The Company received its effectiveness notice on its registration statement from the SEC on May 9, 2012.